Shareholders' Equity (Schedule Of Roll-Forward Of The Change In Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Accumulated other comprehensive loss at beginning of year	$ (5,512)	$ (6,622)	$ (10,302)
Cumulative effect of change in accounting		(156)	(309)
Other comprehensive income	2,634	1,266	3,989
Accumulated other comprehensive loss at end of year	$ (2,878)	$ (5,512)	$ (6,622)